Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	BNY MELLON STATE MUNICIPAL BOND FUNDS
Entity Central Index Key	0000806176
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Aug. 30, 2019
BNY Mellon Connecticut Fund | Class A
Prospectus:
Trading Symbol	PSCTX
BNY Mellon Connecticut Fund | Class C
Prospectus:
Trading Symbol	PMCCX
BNY Mellon Connecticut Fund | Class Z
Prospectus:
Trading Symbol	DPMZX
BNY Mellon Connecticut Fund | Class I
Prospectus:
Trading Symbol	DTCIX
BNY Mellon Connecticut Fund | Class Y
Prospectus:
Trading Symbol	DPMYX
BNY Mellon Massachusetts Fund | Class A
Prospectus:
Trading Symbol	PSMAX
BNY Mellon Massachusetts Fund | Class C
Prospectus:
Trading Symbol	PCMAX
BNY Mellon Massachusetts Fund | Class Z
Prospectus:
Trading Symbol	PMAZX
BNY Mellon Pennsylvania Fund | Class A
Prospectus:
Trading Symbol	PTPAX
BNY Mellon Pennsylvania Fund | Class C
Prospectus:
Trading Symbol	PPACX
BNY Mellon Pennsylvania Fund | Class Z
Prospectus:
Trading Symbol	DPENX